11. Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories Tables Abstract
Inventories
	2018	2017
	ARS 000	ARS 000

Non-current:
Materials and spare parts	166,763	151,182
Provision for impairment in value	(92,076)	(79,995)
	74,687	71,187
Current:
Materials and spare parts	211,645	180,947
Fuel oil	7,461	11,016
Diesel oil	1,790	2,677
	220,896	194,640